FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - Aldel Financial Inc.	9 Months Ended
Sep. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Level 3 to Level 1	$ 5,616,025
Warrant liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities as of December 31, 2020	0
Warrant liability recorded at fair value at issuance of warrants at close of IPO, private placement, and Underwriters' over-allotment option as of April 12, 2021	5,917,625
Change in fair value of warrant liabilities	9,107,979
Total warrant liabilities as of June 30,2021(1)	$ 15,025,604